Trading derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Measurement of financial assets and liabilities and recognition of fair value changes
Notional amount	€ 505,992	€ 511,727	€ 418,294
Trading derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Notional amount	10,250,140	9,978,141	7,837,818
Market value	6,387	6,347	5,739
Trading derivatives | Forward rate agreements
Measurement of financial assets and liabilities and recognition of fair value changes
Notional amount	1,995,070	1,992,413	829,913
Market value	(32)	13	3
Trading derivatives | Interest rate swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Notional amount	6,166,278	6,127,812	5,381,966
Market value	6,324	6,364	5,514
Trading derivatives | Options, futures and other derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Notional amount	470,659	377,285	398,519
Market value	(472)	(297)	(51)
Trading derivatives | Credit default swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Notional amount	64,924	41,111	22,462
Market value	(3,135)	(572)	(86)
Trading derivatives | Foreign currency purchases and sales
Measurement of financial assets and liabilities and recognition of fair value changes
Notional amount	611,850	514,268	471,955
Market value	1,282	595	33
Trading derivatives | Foreign currency options
Measurement of financial assets and liabilities and recognition of fair value changes
Notional amount	160,421	221,159	77,934
Market value	441	528	288
Trading derivatives | Currency swap contract
Measurement of financial assets and liabilities and recognition of fair value changes
Notional amount	682,350	625,765	586,405
Market value	2,526	(838)	(581)
Trading derivatives | Securities and commodities derivatives and other
Measurement of financial assets and liabilities and recognition of fair value changes
Notional amount	98,588	78,328	68,664
Market value	€ (547)	€ 554	€ 619